Description of The Business and Group Composition - Summary of Detailed Information About Material Non-controlling Interests (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	€ 149,731	€ 191,023
Non-current assets	188,616	177,584
Current liabilities	(154,663)	(180,784)
Non-current liabilities	(110,396)	(95,267)
Revenue	328,618	468,487	€ 427,375
Profit/(loss) for the year	(16,162)	1,288	4,385
Other comprehensive income/(loss)	(3,445)	2,049	3,410
Total comprehensive income/(loss) for the year	(19,607)	3,337	7,795
Profit/(loss) allocated to NCI - 49%	(93)	1,828	800
Cash flow provided by operating activities	11,467	28,606	9,726
Cash flow used in investing activities	(7,876)	(4,646)	7,016
Cash flow used in financing activities (dividends to NCI: nil)	(15,698)	(13,534)	€ (2,016)
Natuzzi Florida LLC [member]
Disclosure of subsidiaries [line items]
Current assets	9,524	11,684
Non-current assets	13,589	12,337
Current liabilities	(10,469)	(9,246)
Non-current liabilities	(8,797)	(8,473)
Net assets	3,847	6,302
Net assets attributable to NCI – 49%	1,885	3,088
Revenue	18,643	21,481
Expenses	(19,540)	(18,488)
Profit/(loss) for the year	(897)	2,993
Other comprehensive income/(loss)	(219)	195
Total comprehensive income/(loss) for the year	(1,116)	3,188
Profit/(loss) allocated to NCI - 49%	(440)	1,467
Other comprehensive income/(loss) allocated to NCI	(107)	96
Cash flow provided by operating activities	2,463	1,464
Cash flow used in investing activities	(1,122)	(599)
Cash flow used in financing activities (dividends to NCI: nil)	€ (2,401)	€ (1,892)